Supplementary Information to Consolidated Statements of Cash Flows (Summary of Supplementary Information to Consolidated Statement of Cash Flows) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in non-cash working capital
Inventory	$ (31)	$ (214)
Receivables and other current assets	653	(636)
Accounts payable	(538)	423
Other current liabilities	(179)	193
Total non-cash working capital	(95)	(234)
Supplemental disclosure of cash paid:
Interest	930	699
Income Taxes	43	67
Supplemental disclosure of non-cash activities:
Common share dividends reinvested	271	237
Reclassification of short-term debt to long-term debt	657	0
Reclassification of long-term debt to short-term debt	0	500
Decrease in accrued capital expenditures	(19)	(13)
Supplemental disclosure of operating activities:
Net change in short-term regulatory assets and liabilities	123	(157)
January 2023 Settlement Of NMGC Gas Hedges [Member]
Changes in non-cash working capital
Receivables and other current assets	162	(162)
Nova Scotia Cap-And-Trade Program [Member]
Changes in non-cash working capital
Other current liabilities	$ (166)	$ 172